SEGMENT REPORTING - Information By Segment (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 24, 2022	Jun. 25, 2022	Mar. 26, 2022	Dec. 25, 2021	Sep. 25, 2021	Jun. 26, 2021	Mar. 27, 2021	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Segment Reporting
Net sales	$ 1,913,697	$ 2,322,855	$ 2,900,874	$ 2,489,313	$ 2,016,805	$ 2,093,784	$ 2,700,541	$ 1,825,004	$ 9,626,739	$ 8,636,134	$ 5,153,998
Interest expense									13,910	13,814	9,311
Amortization expense									19,499	13,948	8,716
Depreciation									94,063	84,184	63,964
Segment earnings before income taxes									934,816	726,336	340,983
Segment assets	3,672,073				3,245,271				3,672,073	3,245,271	2,404,891
Capital expenditures									174,124	151,166	89,182
Intersegment net sales
Segment Reporting
Net sales									(1,003,078)	(838,254)	(540,039)
Corporate
Segment Reporting
Net sales									5,940	8,748	1,981
Interest expense									15,045	13,519	9,197
Amortization expense									514	214	46
Depreciation									27,618	25,765	23,384
Segment earnings before income taxes									(2,695)	(8,555)	(5,236)
Segment assets	875,253				579,890				875,253	579,890	770,112
Capital expenditures									5,054	40,622	32,604
Retail | Operating Segments
Segment Reporting
Net sales									3,650,639	3,418,337	2,167,122
Interest expense									177	98	2
Amortization expense									4,131	2,780	1,482
Depreciation									19,898	16,955	11,675
Segment earnings before income taxes									150,165	124,790	155,364
Segment assets	889,417				844,189				889,417	844,189	510,464
Capital expenditures									55,806	40,408	16,277
Retail | Intersegment net sales
Segment Reporting
Net sales									392,740	214,400	142,839
Packaging | Operating Segments
Segment Reporting
Net sales									2,394,681	2,148,142	1,072,117
Interest expense									(2)	12	22
Amortization expense									6,925	6,093	4,159
Depreciation									28,191	26,219	15,163
Segment earnings before income taxes									333,087	264,958	83,430
Segment assets	885,878				741,672				885,878	741,672	416,487
Capital expenditures									55,129	42,652	21,141
Packaging | Intersegment net sales
Segment Reporting
Net sales									78,409	85,954	45,217
Construction | Operating Segments
Segment Reporting
Net sales									3,143,868	2,698,434	1,695,684
Interest expense										1
Amortization expense									3,358	3,525	2,152
Depreciation									15,364	13,151	12,123
Segment earnings before income taxes									397,446	264,238	69,092
Segment assets	712,837				736,157				712,837	736,157	510,972
Capital expenditures									54,167	22,344	16,902
Construction | Intersegment net sales
Segment Reporting
Net sales									110,523	82,026	68,294
All Other | Operating Segments
Segment Reporting
Net sales									431,611	362,473	217,094
Interest expense									(1,310)	184	90
Amortization expense									4,571	1,336	877
Depreciation									2,992	2,094	1,619
Segment earnings before income taxes									56,813	80,905	38,333
Segment assets	$ 308,688				$ 343,363				308,688	343,363	196,856
Capital expenditures									3,968	5,140	2,258
All Other | Intersegment net sales
Segment Reporting
Net sales									$ 421,406	$ 455,874	$ 283,689